SCHEDULE OF ALLOWANCE FOR EXPECTED CREDIT LOSS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Balance	$ 129	$ 73
Current period provision		56
Reversal	(23)
Write-offs
Balance	$ 106	129
Accounting Standards Update 2022-02 [Member]
Balance		73
Previously Reported [Member]
Balance